Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “Compensation Actually Paid” (or “CAP”), as defined by SEC rules, and certain of our financial performance metrics. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)	Average Summary Compensation Table Total Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)	Value of Initial $100 Investment on 12/31/2019 Based On:		Net Income ($M) (h)	Adj. EBITDA ($M) (i)
					Company Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)
2022	$15,272,338	$14,196,826	$3,722,299	$3,112,615	$66.22	$169.96	$114.10	$380.30
2021	$5,141,566	$4,046,678	$1,797,915	$1,687,476	$62.87	$102.56	$73.70	$241.30
2020	$6,514,957	($7,068,994)	$2,134,192	($3,412,451)	$72.87	$66.32	$109.60	$261.40

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” or “SCT” for our CEO, Michael J. Kasbar, for the respective years shown.

Column (d). The following non-CEO named executive officers are included in the average figures shown for each of 2022, 2021 and 2020: Ira M. Birns, John P. Rau, Jeffrey P. Smith and Michael J. Crosby.

Peer Group Issuers, Footnote [Text Block]	Column (g). For the relevant fiscal year, represents the cumulative TSR of the S&P 500 Energy Index for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively.
PEO Total Compensation Amount	$ 15,272,338	$ 5,141,566	$ 6,514,957
PEO Actually Paid Compensation Amount	$ 14,196,826	4,046,678	(7,068,994)
Adjustment To PEO Compensation, Footnote [Text Block]	Column (c). CAP for our CEO in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (b), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding decisions made by our Compensation Committee with respect to the CEO’s compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statements for the 2022 and 2021 annual meetings of shareholders.
Year	2022	2021	2020
CEO	Mr. Kasbar	Mr. Kasbar	Mr. Kasbar
Total Compensation as reported in Summary Compensation Table (SCT) ($)	15,272,338	5,141,566	6,514,957
Less: Above market earnings on deferred compensation included in SCT ($)	(3,497)	(2,706)	(5,146)
Fair value of equity awards granted during current fiscal year ($)	(11,560,815)	(3,100,053)	(4,532,078)
Plus: Above market earnings on deferred compensation during current fiscal year ($)	3,497	2,706	5,146
Fair value of equity awards granted during current fiscal year—value at end of current fiscal year ($)	11,996,540	2,152,321	4,541,174
Change in fair value from prior fiscal year end to current fiscal year end of outstanding and unvested equity awards granted in prior fiscal years ($)	(1,187,768)	(1,246,494)	(11,159,476)
Fair value at vesting of equity awards granted during current fiscal year that vested during current fiscal year ($)	0	0	0
Change in fair value from prior fiscal year end to vesting date for equity awards granted in prior fiscal years that vested during current fiscal year ($)	(323,469)	1,099,338	(2,433,571)
Less: Fair value as of prior fiscal year end of equity awards granted in prior fiscal years that were forfeited during current fiscal year ($)	0	0	0
Compensation Actually Paid ($)	14,196,826	4,046,678	(7,068,994)

Equity Valuations: For performance restricted stock unit awards, the grant date fair value of awards used for SCT calculations assumes target performance. To determine the year-end fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year-end date.

Non-PEO NEO Average Total Compensation Amount	$ 3,722,299	1,797,915	2,134,192
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,112,615	1,687,476	(3,412,451)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Column (e). Average CAP for our non-CEO NEOs in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (d), adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (e) do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the non-CEO NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” section of this proxy statement and the proxy statements for the 2022 and 2021 annual meetings of shareholders.

Year	2022	2021	2020
Non-CEO NEOs	See Column (d) note above.
Total Compensation as reported in Summary Compensation Table (SCT)	3,722,299	1,797,915	2,134,192
Fair value of equity awards granted during current fiscal year ($)	(2,466,782)	(685,051)	(1,091,209)
Fair value of equity awards granted during current fiscal year—value at end of current fiscal year ($)	2,239,264	459,667	823,037
Change in fair value from prior fiscal year end to current fiscal year end of outstanding and unvested equity awards granted in prior fiscal years ($)	(250,606)	(120,417)	(4,737,137)
Fair value at vesting of equity awards granted during current fiscal year that vested during current fiscal year ($)	0	0	0
Change in fair value from prior fiscal year end to vesting date for equity awards granted in prior fiscal years that vested during current fiscal year ($)	(11,460)	235,362	(541,334)
Less: Fair value as of prior fiscal year end of equity awards granted in prior fiscal years that were forfeited during current fiscal year ($)	(120,100)	0	0
Compensation Actually Paid	3,112,615	1,687,476	(3,412,451)
Equity Valuations: For performance restricted stock unit awards, the grant date fair value of awards used for SCT calculations assumes target performance. To determine the year-end fair values used in the CAP calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year-end date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	COMPENSATION ACTUALLY PAID VS. TOTAL SHAREHOLDER RETURN
Compensation Actually Paid vs. Net Income [Text Block]	COMPENSATION ACTUALLY PAID VS. NET INCOME
Compensation Actually Paid vs. Company Selected Measure [Text Block]	COMPENSATION ACTUALLY PAID VS. ADJ. EBITDA
Tabular List [Table Text Block]

Listed below are the financial measures which in our assessment represent the most important financial performance measures we used in 2022 to link CAP to our NEOs to the company’s performance.

Measure	Explanation
Adjusted EPS	Adjusted diluted earnings per common share is a non-GAAP financial measure computed by dividing adjusted net income attributable to World Fuel and available to common shareholders by the sum of the weighted average number of shares of common stock, stock units, restricted stock entitled to dividends not subject to forfeiture and vested restricted stock units outstanding during the period and the number of additional shares of common stock that would have been outstanding if our outstanding potentially dilutive securities had been issued.
Return on Invested Capital

Return on Invested Capital (ROIC) is a non-GAAP financial measure defined as Adjusted EBITDA less maintenance capital expenditures and corporate capital expenditures and cash taxes, divided by gross property, plant and equipment, intangible assets and goodwill (excluding the impact of recording deferred tax adjustments related to valuation).

Adjusted EBITDA	Adjusted EBITDA is a non-GAAP financial measure defined as net income (loss) excluding the impact of interest, income taxes, and depreciation and amortization, in addition to acquisition and divestiture related expenses, restructuring charges, impairments, gains or losses on sale of businesses, integration costs, and non-operating legal settlements.
Absolute TSR	World Fuel Services’ TSR performance over a three-year period.

Total Shareholder Return Amount	$ 66.22	62.87	72.87
Peer Group Total Shareholder Return Amount	169.96	102.56	66.32
Net Income (Loss) Attributable to Parent	$ 114,100,000	$ 73,700,000	$ 109,600,000
Company Selected Measure Amount	380,300,000	241,300,000	261,400,000
PEO Name	Michael J. Kasbar	Michael J. Kasbar	Michael J. Kasbar
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Column (i). Company-selected Measure is Adjusted EBITDA, which is described below.
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Absolute TSR
P E O Member Less Above Market Earnings On Deferred Compensation Included In S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,497)	$ (2,706)	$ (5,146)
P E O Member Fair Value Of Equity Awards Granted During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,560,815)	(3,100,053)	(4,532,078)
P E O Member Plus Above Market Earnings On Deferred Compensation During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,497	2,706	5,146
P E O Member Fair Value Of Equity Awards Granted During Current Fiscal Year Value At End Of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,996,540	2,152,321	4,541,174
P E O Member Change In Fair Value From Prior Fiscal Year End To Current Fiscal Year End Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,187,768)	(1,246,494)	(11,159,476)
P E O Member Fair Value At Vesting Of Equity Awards Granted During Current Fiscal Year That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Member Change In Fair Value From Prior Fiscal Year End To Vesting Date For Equity Awards Granted In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(323,469)	1,099,338	(2,433,571)
P E O Member Less Fair Value As Of Prior Fiscal Year End Of Equity Awards Granted In Prior Fiscal Years That Were Forfeited During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Member Fair Value Of Equity Awards Granted During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,466,782)	(685,051)	(1,091,209)
Non P E O N E O Member Fair Value Of Equity Awards Granted During Current Fiscal Year Value At End Of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,239,264	459,667	823,037
Non P E O N E O Member Change In Fair Value From Prior Fiscal Year End To Current Fiscal Year End Of Outstanding And Unvested Equity Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(250,606)	(120,417)	(4,737,137)
Non P E O N E O Member Fair Value At Vesting Of Equity Awards Granted During Current Fiscal Year That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Member Change In Fair Value From Prior Fiscal Year End To Vesting Date For Equity Awards Granted In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,460)	235,362	(541,334)
Non P E O N E O Member Less Fair Value As Of Prior Fiscal Year End Of Equity Awards Granted In Prior Fiscal Years That Were Forfeited During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (120,100)	$ 0	$ 0